Schedule of Outstanding Notes Payable (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes payable, beginning of the period	$ 815,546	$ 287,378	$ 287,378	$ 2,617,970
Issued for cash	7,500,000
Payment of cost associated with issuance of note payable	(600,000)
Debt discount related to notes payable	(778,697)
Forgiveness of note payable	(8,000)		(184,775)
Repayments	(809,519)	(10,000)	(15,486)	(4,379,814)
Amortization of debt discounts	64,641		30,316	39,922
Notes payable, end of the period	6,183,971		815,546	287,378
Issued for cash	$ 6,900,000	$ 342,675	342,675	$ 2,009,300
Lease obligation converted to note payable			$ 355,438